SHARE BASED COMPENSATION (Details 1) - Share-Based Payment Arrangement, Option [Member] - $ / shares	1 Months Ended
	May 30, 2025	Jun. 28, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price (in dollars per share)	$ 1.42	$ 0.71
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	189.00%
Risk-free interest rate	4.69%	4.24%
Expected term (years) (Year)	6 years 29 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock price volatility		93.87%
Expected term (years) (Year)		4 years 10 months 9 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock price volatility		95.22%
Expected term (years) (Year)		5 years 9 months